Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG Funds I
Prospectus Date	rr_ProspectusDate	Feb. 27, 2017
Supplement [Text Block]	afi_SupplementTextBlock

AMG FUNDS I

AMG FQ U.S. Equity Fund

Supplement dated June 16, 2017 to the Prospectus, dated February 27, 2017

The following information supplements and supersedes any information to the contrary relating to AMG FQ U.S. Equity Fund (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Prospectus, dated as noted above.

Effective on or about August 15, 2017 (the “Implementation Date”), the Fund’s name is changing from AMG FQ U.S. Equity Fund to AMG FQ Long-Short Equity Fund and the Fund’s principal investment strategies and principal risks will be changing as described below.

In addition, on the Implementation Date, the Prospectus will be revised as follows:

All references to AMG FQ U.S. Equity Fund will be replaced with AMG FQ Long-Short Equity Fund.

The section under “Summary of the Funds – AMG FQ U.S. Equity Fund” titled “Principal Investment Strategies” on page 6 will be deleted and replaced with the following:

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers located in the U.S. First Quadrant, L.P. (“First Quadrant” or the “Subadviser”) considers issuers to be located in the U.S. if they are organized in the U.S., have their principal place of business in the U.S., or their securities are traded principally in the U.S.

The Fund invests primarily in long and short equity positions in sectors, industries and companies based on First Quadrant’s assessment of relative attractiveness. The Fund generally takes long positions in securities that the Subadviser believes will increase in value, and it may do this, for example, by purchasing the security outright. The Fund takes short positions in securities that the Subadviser believes will decrease in value. The Subadviser will vary the Fund’s long-short exposure over time based on the Subadviser’s assessment of market conditions and other factors. The Fund does not intend to be market neutral and anticipates that it will normally hold a higher percentage of its assets in long positions (i.e., the Fund will be “net long”). Downside risk is managed through a systematic portfolio protection structure (an option overlay known as a “put/spread collar” strategy) as well as dynamic management of equity market exposure which is intended to reduce risk of the Fund in periods of market stress.

The Fund may use derivatives, such as futures, swaps, options, and foreign currency forwards or futures for any reason, including to take long and short positions as a substitute for investing in conventional securities, enhance return, earn income, or reduce exposure to other risks. The Fund may also use derivatives to attempt to maintain exposure to the equity markets while holding cash for temporary liquidity needs.

The section under “Summary of the Funds – AMG FQ U.S. Equity Fund” titled “Principal Risks” on page 6 will be revised to reflect that the Fund will be subject to the following additional principal risks:

Model and Data Risk–when a quantitative model (“Model”) or information or data (“Data”) used in managing the Fund contains an error, or is incorrect or incomplete, any investment decision made in reliance on the Model or Data may not produce the desired results and the Fund may realize losses. In addition, any hedging based on a faulty Model or Data may prove to be unsuccessful. Furthermore, the success of a Model that is predictive in nature is dependent largely on the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors or errors in design, which may cause the resulting output to be faulty.

Short Sales Risk—a short sale of a security involves the theoretical risk of unlimited loss because of potential unlimited increases in the market price of the security sold short. The Fund’s use of short sales, in certain circumstances, can result in significant losses.

AMG FQ U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	afi_SupplementTextBlock

AMG FUNDS I

AMG FQ U.S. Equity Fund

Supplement dated June 16, 2017 to the Prospectus, dated February 27, 2017

The following information supplements and supersedes any information to the contrary relating to AMG FQ U.S. Equity Fund (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Prospectus, dated as noted above.

Effective on or about August 15, 2017 (the “Implementation Date”), the Fund’s name is changing from AMG FQ U.S. Equity Fund to AMG FQ Long-Short Equity Fund and the Fund’s principal investment strategies and principal risks will be changing as described below.

In addition, on the Implementation Date, the Prospectus will be revised as follows:

All references to AMG FQ U.S. Equity Fund will be replaced with AMG FQ Long-Short Equity Fund.

The section under “Summary of the Funds – AMG FQ U.S. Equity Fund” titled “Principal Investment Strategies” on page 6 will be deleted and replaced with the following:

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers located in the U.S. First Quadrant, L.P. (“First Quadrant” or the “Subadviser”) considers issuers to be located in the U.S. if they are organized in the U.S., have their principal place of business in the U.S., or their securities are traded principally in the U.S.

The Fund invests primarily in long and short equity positions in sectors, industries and companies based on First Quadrant’s assessment of relative attractiveness. The Fund generally takes long positions in securities that the Subadviser believes will increase in value, and it may do this, for example, by purchasing the security outright. The Fund takes short positions in securities that the Subadviser believes will decrease in value. The Subadviser will vary the Fund’s long-short exposure over time based on the Subadviser’s assessment of market conditions and other factors. The Fund does not intend to be market neutral and anticipates that it will normally hold a higher percentage of its assets in long positions (i.e., the Fund will be “net long”). Downside risk is managed through a systematic portfolio protection structure (an option overlay known as a “put/spread collar” strategy) as well as dynamic management of equity market exposure which is intended to reduce risk of the Fund in periods of market stress.

The Fund may use derivatives, such as futures, swaps, options, and foreign currency forwards or futures for any reason, including to take long and short positions as a substitute for investing in conventional securities, enhance return, earn income, or reduce exposure to other risks. The Fund may also use derivatives to attempt to maintain exposure to the equity markets while holding cash for temporary liquidity needs.

The section under “Summary of the Funds – AMG FQ U.S. Equity Fund” titled “Principal Risks” on page 6 will be revised to reflect that the Fund will be subject to the following additional principal risks:

Model and Data Risk–when a quantitative model (“Model”) or information or data (“Data”) used in managing the Fund contains an error, or is incorrect or incomplete, any investment decision made in reliance on the Model or Data may not produce the desired results and the Fund may realize losses. In addition, any hedging based on a faulty Model or Data may prove to be unsuccessful. Furthermore, the success of a Model that is predictive in nature is dependent largely on the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors or errors in design, which may cause the resulting output to be faulty.

Short Sales Risk—a short sale of a security involves the theoretical risk of unlimited loss because of potential unlimited increases in the market price of the security sold short. The Fund’s use of short sales, in certain circumstances, can result in significant losses.